Related Party Transactions (Tables)	12 Months Ended
Aug. 31, 2020
Related Party Transactions [Abstract]
Schedule Of Significant Subsidiaries
	Ownership Interest
	August 31,	August 31,
	2020	2019
Shaw Cablesystems Limited	100%	100%
Shaw Cablesystems G.P.	100%	100%
Shaw Envision Inc.	100%	100%
Shaw Telecom Inc.	100%	100%
Shaw Telecom G.P.	100%	100%
Shaw Satellite Services Inc.	100%	100%
Star Choice Television Network Incorporated	100%	100%
Shaw Satellite G.P.	100%	100%
Freedom Mobile Inc.	100%	100%

Schedule Of Compensation Expense Of Key Management Personnel And Board Of Directors
	2020	2019
	$	$
Short-term employee benefits	17	29
Post-employment pension benefits	3	9
Termination benefits	11	-
Share-based compensation	6	2
	37	40